Stock-Based Compensation and Common Stock - Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures [Line Items]
Unrecognized Stock-based Compensation Related to Outstanding Awards	$ 12,487
Stock options [Member]
Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures [Line Items]
Unrecognized Stock-based Compensation Related to Outstanding Awards	$ 4,031
Remaining Weighted Average Amortization Period	10 months 24 days
Restricted stock units classified as equity awards [Member]
Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures [Line Items]
Unrecognized Stock-based Compensation Related to Outstanding Awards	$ 197
Remaining Weighted Average Amortization Period	1 year 8 months 12 days
Restricted stock units classified as liability awards [Member]
Schedule of Unrecognized Stock-Based Compensation Will be Adjusted for Actual Forfeitures [Line Items]
Unrecognized Stock-based Compensation Related to Outstanding Awards	$ 8,259
Remaining Weighted Average Amortization Period	1 year 3 months 18 days